3) Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management Tables Abstract
Main metrics established by prudential regulation, such as regulatory capital, leverage ratio and liquidity indicators

The following table presents the main metrics established by prudential regulation, such as regulatory capital, leverage ratio and liquidity indicators:

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31
	2020	2019
	Prudential
Regulatory capital - values
Common equity	108,982,064	91,271,701
Level I	118,281,835	100,831,668
Reference Equity - RE	135,723,674	125,275,405
Excess of resources invested in permanent assets	-	-
RE Highlight	-	-
Risk-weighted assets (RWA) - amounts
Total RWA	858,692,912	759,051,325
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	12.7%	12.0%
Level 1 Index	13.8%	13.3%
Basel Ratio	15.8%	16.5%
Additional Principal Capital (ACP) as a proportion of RWA
Additional Principal Capital Conservation - ACPConservation (1)	1.25%	2.50%
Additional Contracyclic Principal Capital - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Principal Capital - Systemic ACPS	1.00%	1.00%
Total ACP	2.25%	3.50%
Excess Margin of Principal Capital	5.94%	4.02%
Leverage Ratio (AR)
Total exposure	1,436,809,012	1,228,715,207
AR	8.2%	8.2%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	244,827,538	112,872,809
Total net cash outflow	137,247,662	78,493,191
LCR	178.4%	143.8%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	744,316,530	635,623,931
Stable resources required (RSF)	618,540,418	551,731,471
NSFR	120.3%	115.2%

(1) CMN Resolution No. 4,783/20, from April 2020, establishes the reduction of the Common Equity Additional for Conservation (ACPConservação) from 2.5% to 1.25%, for the term of one year and after this period, the requirement will gradually be restored until March 31, 2022 to the level of 2.5%.

Information on the amount of RWA used to determine the minimum RE requirement

The following table presents information on the amount of RWA used to determine the minimum RE requirement, as established in art. 4 of CMN Resolution No. 4,193/13:

RWA	R$ thousand
	RWA		Minimum RE requirement (3)
	On December 31, 2020	On December 31, 2019	On December 31, 2020	On December 31, 2019

Credit Risk - treatment using a standardized approach	779,588,539	680,907,696	62,367,083	54,472,614
Credit risk in the strict sense (1)	642,582,738	596,741,812	51,406,619	47,739,345
Counterparty credit risk (CCR)	35,625,687	24,919,371	2,850,055	1,993,549
- Of which: through standardized approach to counterparty credit risk (SA-CCR)	23,851,517	15,295,904	1,908,121	1,223,672
- Of which: using the EMC approach	-	-	-	-
- Of which: using other approaches	11,774,170	9,623,467	941,934	769,877
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)	14,687,826	6,519,630	1,175,026	521,570
Unconsolidated fund shares - underlying assets identified	3,960,234	5,217,631	316,819	417,410
Unconsolidated fund shares - underlying assets inferred according to fund regulations	-	-	-	-
Unconsolidated fund shares - unidentified underlying assets	-	3,989,766	-	319,181
Securitization exposures - requirement calculated using standardized approach	2,791,550	2,173,417	223,324	173,873
Values referring to exposures not deducted in the calculation of PR (2)	79,940,504	41,346,069	6,395,240	3,307,686
Market Risk (3)	14,690,553	13,571,488	1,175,244	1,085,719
- Of which: requirement calculated using standardized approach (RWAMPAD)	8,805,006	16,029,113	704,400	1,282,329
- Of which: requirement calculated using internal model (RWAMINT)	14,690,553	13,571,488	1,175,244	1,085,719
Operational Risk	64,413,820	64,572,141	5,153,106	5,165,771
Total	858,692,912	759,051,325	68,695,433	60,724,104

(1) It does not include Counterparty Credit Risk operations;

(2) As defined in Resolution No. 4,192/13, 3, art. 4; and

(3) Composed of a maximum of 80% of the standardized model (RWAMPAD) and internal model (RWAMINT), according to Circular No. 3,646 and No. 3,674.

Credit risk exposure of the financial instruments

We present below the credit risk exposure of the financial instruments:

	R$ thousand
	On December 31, 2020		On December 31, 2019
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 18)	107,602,594	-	109,610,999	-
Financial assets at fair value through profit or loss (Note 19)	275,986,689	-	249,759,777	-
Financial assets at fair value through other comprehensive income (Note 21) (1)	185,841,975	-	192,450,010	-
Loans and advances to banks (Note 22)	191,425,663	(932)	59,083,791	(44,465)
Loans and advances to customers (Note 23)	513,216,763	(39,579,405)	457,392,375	(33,863,659)
Securities at amortized cost (Note 24)	185,179,363	(5,555,469)	171,551,837	(4,633,477)
Other financial assets (Note 29)	52,416,117	-	56,101,781	-
Provision for Expected Credit Loss
Loan commitments (Notes 23 and 40)	255,953,637	(3,859,316)	249,866,767	(2,318,404)
Financial guarantees (Notes 23 and 40)	80,236,602	(2,318,930)	78,231,145	(1,970,321)
Total risk exposure	1,847,859,403	(51,314,052)	1,624,048,482	(42,830,326)

(1) Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Concentration of credit risk

Concentration of credit risk

	On December 31
	2020	2019
Largest borrower	2.1%	1.9%
10 largest borrowers	7.5%	7.7%
20 largest borrowers	10.9%	11.3%
50 largest borrowers	15.7%	16.7%
100 largest borrowers	19.2%	20.1%

The credit-risk concentration analysis

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

	On December 31 - R$ thousand
	2020	%	2019	%
Public sector	11,810,973	2.3	8,899,863	1.9
Oil, derivatives and aggregate activities	10,661,873	2.1	8,870,762	1.9
Production and distribution of electricity	1,074,867	0.2	3,032	-
Other industries	74,233	-	26,069	-
Private sector	501,405,790	97.7	448,492,512	98.1
Companies	244,976,110	47.7	218,076,522	47.7
Real estate and construction activities	20,092,249	3.9	21,695,592	4.7
Retail	36,498,461	7.1	35,521,621	7.8
Services	30,108,475	5.9	20,136,089	4.4
Transportation and concession	23,662,184	4.6	20,807,687	4.5
Automotive	15,625,309	3.0	12,723,830	2.8
Food products	13,378,255	2.6	11,067,069	2.4
Wholesale	16,479,704	3.2	14,327,816	3.1
Production and distribution of electricity	6,979,203	1.4	2,868,563	0.6
Siderurgy and metallurgy	10,036,586	2.0	9,022,956	2.0
Sugar and alcohol	6,878,558	1.3	6,191,961	1.4
Other industries	65,237,126	12.7	63,713,338	13.9
Individuals	256,429,680	50.0	230,415,990	50.4
Total portfolio	513,216,763	100.0	457,392,375	100.0
Impairment of loans and advances	(39,579,405)		(33,863,659)
Total of net loans and advances to customers	473,637,358		423,528,716

Financial effect of the guarantee on credit and financial lease transactions

The table below shows the fair value of guarantees of loans and advances to customers.

	R$ thousand
	2020		2019
	Book value (1)	Fair Value Guarantees	Book value (1)	Fair Value Guarantees
Companies	256,810,316	89,481,169	230,415,990	139,878,361
Stage 1	217,561,123	75,882,476	199,384,194	127,231,341
Stage 2	13,960,366	5,035,349	19,594,716	10,277,550
Stage 3	25,288,827	8,563,344	11,437,080	2,369,470

Individuals	256,406,447	150,298,522	226,976,385	90,693,689
Stage 1	195,239,164	126,281,157	195,924,808	77,930,093
Stage 2	38,023,532	18,408,513	13,106,024	6,546,880
Stage 3	23,143,751	5,608,852	17,945,553	6,216,716
Total	513,216,763	239,779,691	457,392,375	230,572,050

(1) Of the total balance of loan operations, R$354,814,000 (2019 – R$311,522,000 thousand) refers to operations without guarantees.

Financial Exposure - Trading Portfolio.

Financial Exposure – Trading Portfolio (Fair Value)

Risk factors	R$ thousand
	On December 31
	2020		2019
	Assets	Liabilities	Assets	Liabilities
Fixed rates	20,597,165	18,949,022	15,619,889	12,954,739
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	5,151,508	2,598,754	889,026	1,476,167
Exchange coupon	348,315	336,868	221,069	1,135,449
Foreign Currency	485,660	402,441	759,320	1,437,774
Equities	801,588	794,455	461,860	427,778
Sovereign/Eurobonds and Treasuries	7,373,381	3,973,859	3,783,134	5,007,199
Other	449,161	186,396	384,269	25,793
Total	35,206,778	27,241,795	22,118,567	22,464,899

The 1-day VaR of Trading Portfolio net of tax effects

The 1-day VaR of Trading Portfolio net of tax effects was R$12,207 thousand in the end of 2020, with Equities as the largest risk factor participation of the portfolio.

Risk factors	R$ thousand
	On December 31
	2020	2019
Fixed rates	5,014	1,614
IGPM/IPCA	3,645	2,774
Exchange coupon	342	415
Foreign Currency	4,704	5,327
Sovereign/Eurobonds and Treasuries	7,477	3,834
Equities	2,422	707
Other	154	2,122
Correlation/diversification effect	(11,551)	(6,820)
VaR at the end of the year	12,207	9,973

Average VaR in the year	38,522	10,263
Minimum VaR in the year	8,140	6,469
Maximum VaR in the year	104,811	15,309

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta–Gamma–Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon[2] (the highest between 10 days and the horizon of the portfolio) by the ‘square root of time’ method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2019		2018
	VaR	Stressed	VaR	Stressed
Interest rate	14.662	58.629	8.131	47.851
Exchange rate	34.638	104.429	5.666	20.959
Commodity price (Commodities)	465	1.637	8.194	14.704
Equities	2.766	3.772	3.355	4.844
Correlation/diversification effect	(9.959)	(29.875)	(7.569)	33.180
VaR at the end of the year	42.572	138.592	17.777	121.538

Average VaR in the year	43.294	106.636	69.852	117.946
Minimum VaR in the year	16.606	34.838	17.777	57.523
Maximum VaR in the year	122.507	298.703	252.797	231.080

Note: Ten-day horizon VaR net of tax effects.

The possible impacts on positions in stress scenarios

The Organization also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects, the average of the possible loss estimates in a stress situation would be R$187,519 thousand in 2020 (2019 – R$160,661 thousand), and the maximum estimated loss in the year of 2020 would be R$380,446 thousand (2019 – R$286,273 thousand).

	R$ thousand
	On December 31
	2020	2019
At the end of the year	90,071	103,444
Average in the year	187,519	160,661
Minimum in the year	56,369	67,675
Maximum in the year	380,446	286,273

Note: Values net of tax effects.

Sensitivity Analysis - Trading Portfolio

Sensitivity Analysis – Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		On December 31
		2020			2019
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(105)	(11,776)	(23,317)	(97)	(14,128)	(27,256)
Price indexes	Exposure subject to variations in price index coupon rates	(1,788)	(41,702)	(84,093)	(904)	(29,440)	(56,245)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(32)	(3,256)	(6,485)	(10)	(689)	(1,373)
Foreign currency	Exposure subject to exchange rate variations	(1,597)	(39,926)	(79,852)	(2,772)	(74,695)	(149,390)
Equities	Exposure subject to variation in stock prices	(354)	(8,856)	(17,712)	(228)	(5,710)	(11,420)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(167)	(11,955)	(23,430)	(699)	(29,099)	(56,736)
Other	Exposure not classified in other definitions	-	(41)	(82)	-	(26)	(52)
Total excluding correlation of risk factors		(4,043)	(117,512)	(234,971)	(4,710)	(153,787)	(302,472)
Total including correlation of risk factors		(2,647)	(73,605)	(147,689)	(2,617)	(72,476)	(145,411)

(1) Values net of taxes.

Sensitivity Analysis - Trading and Banking Portfolios

Sensitivity Analysis – Trading and Banking Portfolios

		R$ thousand
		Trading and Banking Portfolios (1)
		On December 31
		2020			2019
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(12,180)	(1,553,493)	(2,974,461)	(14,670)	(1,895,973)	(3,775,039)
Price indexes	Exposure subject to variations in price index coupon rates	(27,143)	(2,227,123)	(4,031,341)	(16,840)	(1,312,832)	(2,397,962)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(2,277)	(71,852)	(141,860)	(1,035)	(71,631)	(139,560)
Foreign currency	Exposure subject to exchange rate variations	(2,202)	(65,746)	(131,493)	(3,136)	(71,103)	(142,206)
Equities	Exposure subject to variation in stock prices	(43,353)	(1,083,824)	(2,167,648)	(28,808)	(720,192)	(1,440,384)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,339)	(14,019)	(27,608)	(1,399)	(52,962)	(104,190)
Other	Exposure not classified in other definitions	(30)	(748)	(1,496)	(66)	(1,660)	(3,320)
Total excluding correlation of risk factors		(88,524)	(5,016,805)	(9,475,907)	(65,954)	(4,126,353)	(8,002,661)
Total including correlation of risk factors		(73,350)	(4,168,903)	(7,883,903)	(42,209)	(3,038,149)	(5,919,579)

(1) Values net of taxes.

The level of the ratio between high quality liquid assets and total net cash outflows

In accordance with the LCR implantation schedule defined by Basel, the level of the ratio between High Quality Liquid Assets and total net cash outflows must comply with the following schedule:

Year	2016	2017	2018	As of 2019
% Required	70%	80%	90%	100%

The average LCR Prudential Conglomerate

The following table shows information of the Short-term Liquidity Coverage Ratio – LCR, relating to the cash inflows and outflows, as well as stock of High Quality Liquid Assets (HQLA), according to definitions and calculation methodology set out in Circular No. 3,749/15.

R$ thousand
Information on the Liquidity Coverage Ratio (LCR)
Number of Lines		On December 31 (1)		On December 31 (2)
		2020		2019
		Average Amount (3)	Weighted Average Amount (4)	Average Amount (3)	Weighted Average Amount (4)
	High Quality Liquid Assets (HQLA)
1	Total High Quality Liquid Assets (HQLA)		244,827,538		112,872,809
	Cash Outlows
2	Retail funding:	325,354,419	29,651,389	239,379,478	21,636,196
3	Stable funding	170,521,207	8,526,060	129,085,762	6,454,288
4	Less stable funding	154,833,212	21,125,329	110,293,716	15,181,908
5	Non-collateralized wholesale funding:	235,478,141	97,681,458	132,504,666	53,070,146
6	Operating deposits (all counterparties) and affiliated cooperative deposits	12,635,960	631,798	9,638,912	481,946
7	Non-operating deposits (all counterparties)	220,227,439	94,434,918	121,673,837	51,396,283
8	Other non-collateralized wholesale funding	2,614,742	2,614,742	1,191,917	1,191,917
9	Collateralized wholesale funding	-	4,581,792	-	3,828,662
10	Additional requirements:	109,487,520	14,836,353	113,180,204	14,729,075
11	Related to exposure to derivatives and other collateral requirements	11,778,909	6,330,665	14,457,167	6,617,026
12	Related to funding losses through the issue of debt instruments	1,085,406	1,085,406	765,093	765,093
13	Related to lines of credit and liquidity	96,623,205	7,420,282	97,957,944	7,346,956
14	Other contractual obligations	36,339,264	34,400,518	37,020,644	35,080,897
15	Other contingent obligations	131,523,849	5,164,538	132,713,942	5,420,129
16	Total cash outflows	-	186,316,048	-	133,765,105
	Cash Inflows
17	Collateralized loans	201,944,617	1,425,648	65,979,377	896,126
18	Outstanding loans whose payments are fully up-to-date	28,197,590	16,599,016	32,730,607	20,645,466
19	Other cash inflows	38,376,788	31,043,722	41,453,133	33,730,321
20	Total cash inflows	268,518,995	49,068,386	140,163,117	55,271,913
			Total Adjusted Amount (5)		Total Adjusted Amount (5)
21	Total HQLA		244,827,538		112,872,809
22	Total net cash outflow		137,247,662		78,493,191
23	LCR (%) (5)		178.4%		143.8%

(1) Calculated based on the simple daily average of the months that compose the fourth quarter (63 observations);

(2) Calculated based on the simple daily average of the months that compose the fourth quarter (61 observations);

(3) Corresponds to the total balance related to the item of cash inflows or outflows;

(4) Corresponds to the value after application of the weighting factors; and

(5) Corresponds to the calculated value after the application of weighting factors and limits.

NSFR of December of the Prudential Conglomerate

The following table provides information regarding the Net Stable Funding Ratio (NSFR) and its components, as set forth in Circular No. 3,869/17:

R$ thousand
Information on the Long-term Indicator (NSFR)
Number of Lines		On December 31, 2020 (1)				Weighted Average (2)
		Amount per effective term of residual maturity
		Without expiration	Less than 6 months	Greater than or equal to 6 months and less than one year	Greater than or equal to one year
	Available stable funding (ASF)
1	Capital	170,608,338	-	-	18,313,273	188,921,611
2	Reference Equity, gross of regulatory deductions	170,608,338	-	-	-	170,608,338
3	Other instruments not included in line 2	-	-	-	18,313,273	18,313,273
4	Retail funding:	162,839,765	179,861,858	803,877	2,236,352	320,279,728
5	Stable funding	98,174,559	79,593,950	-	-	168,880,084
6	Less stable funding	64,665,206	100,267,908	803,877	2,236,352	151,399,644
7	Wholesale Funding, of which:	40,091,080	503,793,771	36,532,855	82,124,727	231,014,206
8	Operating deposits and deposits of affiliated cooperatives	13,264,244	-	-	-	6,632,122
9	Other wholesale fundings	26,826,836	503,793,771	36,532,855	82,124,727	224,382,084
10	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	28,703,455	2,570,541	128,837	-
11	Other liabilities, of which:	67,492,309	49,383,786	-	-	4,100,984
12	Derivatives whose replacement value is less than zero	-	17,816,827	-	-	-
13	Other liabilities or shareholders' equity not included in the previous items	67,492,309	31,566,959	-	-	4,100,984
14	Total of Available Stable Funding (ASF)	-	-	-	-	744,316,530
15	Total High Quality Liquid Assets (HQLA)	-	-	-	-	12,066,027
16	Operating deposits held in other financial institutions	-	-	-	-	-
17	Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	6,869,747	334,657,624	78,329,704	322,434,714	393,088,895
18	Transactions with financial institutions collateralized by Level 1 HQLA	-	19,755,276	-	-	1,975,528
19	Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	-	174,506,606	3,808,402	6,103,626	10,717,167
20	Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	-	121,625,294	59,029,816	196,243,241	262,649,323
21	Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	-	-	-	228,587	149,060
22	Residential real estate financing, of which:	-	3,040,642	2,778,993	42,524,930	33,760,904
23	Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	-	3,040,642	2,778,993	42,524,930	33,760,904
24	Securities not eligible for HQLA, including shares traded on the stock exchange	6,869,747	15,729,806	12,712,493	77,334,330	83,836,913
25	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	29,448,146	1,627,240	92,779	-
26	Other assets, of which:	210,548,649	45,074,927	(369,026)	8,192,910	201,162,188
27	Operations with gold and commodities, including those with a forecast of physical settlement	-	-	-	-	-
28	Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	-	-	-	4,080,085	3,468,072

29	Derivatives whose replacement value is greater than or equal to zero	-	23,905,679	-	-	-
30	Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	-	-	-	-	7,345,256
31	Other assets not included in the previous lines	210,548,649	21,169,248	(369,025)	4,112,825	190,348,860
32	Transactions not recorded in the statement of financial position	-	337,046,292	-	-	12,223,309
33	Total Required Stable Funding (RSF)	-	-	-	-	618,540,418
34	NSFR (%)					120.3%

(1) Corresponding to the total statement of financial position; and

(2) Corresponding to the value after applying the weighting factors.

The cash flows payable for non-derivative financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	261,441,379	13,437,266	16,745,882	8,378,815	15,317,318	315,320,660
Deposits from customers	193,450,578	22,163,986	85,235,469	256,887,231	9,364	557,746,628
Securities issued	739,423	17,449,438	47,790,440	66,068,592	1,961,667	134,009,560
Subordinated debt	2,535	5,971	68,945	33,230,835	13,590,851	46,899,137
Other financial liabilities (1)	49,615,853	5,797,460	9,883,756	7,970,731	2,260,247	75,528,047
Total liabilities	505,249,768	58,854,121	159,724,492	372,536,204	33,139,447	1,129,504,032

	R$ thousand
	On December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	211,933,285	7,951,703	17,687,715	16,148,899	5,095,470	258,817,072
Deposits from customers	155,375,679	5,905,668	50,655,420	152,739,946	12,720	364,689,433
Securities issued	5,525,148	15,106,936	64,755,163	105,451,340	7,777,040	198,615,627
Subordinated debt	756	34,732	33,848	15,617,690	33,705,500	49,392,526
Other financial liabilities (1)	49,689,795	13,312,723	4,436,523	9,071,260	2,610,826	79,121,127
Total liabilities	422,524,663	42,311,762	137,568,669	299,029,135	49,201,556	950,635,785

(1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

The derivative financial liabilities that will be settled at net value

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	205,379	185,993	4,125,850	6,097,591	249,009	10,863,822
Non-deliverable forwards	1,020,584	252,454	571,226	89,059	-	1,933,323
• Purchased	477,415	140,329	274,623	84,010	-	976,377
• Sold	543,169	112,125	296,603	5,049	-	956,946
Premiums of options	1,143,498	80,198	250,664	1,043,564	592,180	3,110,104
Other	362,780	251,689	564,300	81,637	2,062	1,262,468
Adjustment payables - future	19,366	-	-	-	-	19,366
Total of derivative liabilities	2,751,607	770,334	5,512,040	7,311,851	843,251	17,189,083

	R$ thousand
	On December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	2,464,064	385,676	510,465	7,826,017	730,510	11,916,732
Non-deliverable forwards	90,835	115,400	151,731	67,247	-	425,213
• Purchased	79,986	80,476	129,615	66,498	-	356,575
• Sold	10,849	34,924	22,116	749	-	68,638
Premiums of options	361,740	33,437	114,228	956,353	66,493	1,532,251
Other	153,047	115,947	150,988	62,388	-	482,370
Adjustment payables - future	23,676	-	-	-	-	23,676
Total of derivative liabilities	3,093,362	650,460	927,412	8,912,005	797,003	14,380,242

The financial assets and liabilities of the Organization segregated by maturities

The tables below show the financial assets and liabilities of the Organization segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2020
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	107,602,594	-	-	-	-	-	107,602,594
Financial assets at fair value through profit or loss	16,514,868	23,110,617	21,495,431	165,166,660	36,104,212	13,594,901	275,986,689
Financial assets at fair value through other comprehensive income	17,130,008	26,482,001	16,341,164	67,419,613	43,319,150	15,150,039	185,841,975
Loans and advances to customers, net of impairment	48,686,483	114,058,384	65,199,454	245,684,709	8,328		473,637,358
Loans and advances to banks, net of impairment	168,750,356	14,027,853	2,915,463	5,731,059	-	-	191,424,731
Securities, net of provision for losses	126,822	20,225,202	16,938,842	79,727,828	62,605,200		179,623,894
Other financial assets (1)	36,952,129	733,796	318,706	11,575,832	2,835,654		52,416,117
Total financial assets	395,763,260	198,637,853	123,209,060	575,305,701	144,872,544	28,744,940	1,466,533,358

Liabilities
Financial liabilities at amortized cost
Deposits from banks	221,467,747	18,319,819	9,944,641	17,547,960	-	-	267,280,167
Deposits from customers (2)	202,956,338	50,518,912	54,368,623	237,448,870	-	-	545,292,743
Securities issued	2,461,435	33,338,441	34,365,862	74,738,087	-	-	144,903,825
Subordinated debt	8,307,884	22,838	383,673	34,971,870	-	9,559,967	53,246,232
Other financial liabilities (3)	49,615,853	14,456,376	1,224,840	7,970,731	2,260,247	-	75,528,047
Financial liabilities at fair value through profit or loss	5,462,495	1,063,954	937,849	11,233,384	-	-	18,697,682
Provision for Expected Credit Loss
Loan Commitments	-	-	-	3,859,316	-	-	3,859,316
Financial guarantees	-	-	-	2,318,930	-	-	2,318,930
Insurance technical provisions and pension plans (2)	234,914,602	-	-	44,550,782	-	-	279,465,384
Total financial liabilities	725,186,354	117,720,340	101,225,488	434,639,930	2,260,247	9,559,967	1,390,592,326

	R$ thousand
	On December 31, 2019
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	109,610,999	-	-	-	-	-	109,610,999
Financial assets at fair value through profit or loss	238,533,342	1,656,694	697,750	6,739,576	2,132,415	-	249,759,777
Financial assets at fair value through other comprehensive income	10,143,306	21,137,632	9,604,834	100,201,043	41,411,881	9,951,314	192,450,010
Loans and advances to customers, net of impairment	58,050,113	106,578,634	66,089,533	149,779,180	43,031,256	-	423,528,716
Loans and advances to banks, net of impairment	48,010,255	5,636,401	3,219,405	2,217,730	-	-	59,083,791
Securities, net of provision for losses	34,408,860	21,261,680	16,049,734	46,629,975	48,568,111	-	166,918,360
Other financial assets (1)	42,308,091	115,534	500,348	10,564,411	2,613,397	-	56,101,781
Total financial assets	541,064,966	156,386,575	96,161,604	316,131,915	137,757,060	9,951,314	1,257,453,434

Liabilities
Financial liabilities at amortized cost
Deposits from banks	174,921,285	21,892,194	11,484,874	19,521,258	-	-	227,819,611
Deposits from customers (2)	163,312,671	20,878,485	41,249,228	140,787,156	-	-	366,227,540
Securities issued	5,533,584	37,545,964	43,156,796	84,491,220	-	-	170,727,564
Subordinated debt	2,079	38,097	281,141	39,432,224	-	9,559,967	49,313,508
Other financial liabilities (3)	49,689,795	13,312,723	4,436,523	9,071,260	2,610,826	-	79,121,127
Financial liabilities at fair value through profit or loss	2,940,618	794,723	471,835	10,036,907	-	-	14,244,083
Provision for Expected Credit Loss
Loan Commitments	-	-	-	2,318,404	-	-	2,318,404
Financial guarantees	-	-	-	1,970,321	-	-	1,970,321
Insurance technical provisions and pension plans (2)	228,230,978	2,373,787	1,035,302	36,662,624	-	-	268,302,691
Total financial liabilities	624,631,010	96,835,973	102,115,699	344,291,374	2,610,826	9,559,967	1,180,044,849

(1) It includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;

(2) Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and

(3) It includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The assets and liabilities of the Company segregated by current and non-current

The tables below show the assets and liabilities of the Organization segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2020
	Current	Non-current	Total
Assets
Total financial assets	717,610,173	748,923,185	1,466,533,358
Non-current assets held for sale	1,202,488		1,202,488
Investments in associated companies	-	7,386,840	7,386,840
Premises and equipment, net	-	14,071,129	14,071,129
Intangible assets and goodwill, net	-	14,669,464	14,669,464
Taxes to be offset	6,586,660	8,743,760	15,330,420
Deferred income tax assets	-	76,984,262	76,984,262
Other assets	7,352,617	1,123,212	8,475,829
Total non-financial assets	15,141,765	122,978,667	138,120,432
Total assets	732,751,938	871,901,852	1,604,653,790

Liabilities
Total financial liabilities	944,132,182	446,460,144	1,390,592,326
Other reserves	5,361,434	20,221,489	25,582,923
Current income tax liabilities	1,596,284	-	1,596,284
Deferred income tax assets	-	1,249,650	1,249,650
Other liabilities	39,323,338	191,895	39,515,233
Total non-financial liabilities	46,281,056	21,663,034	67,944,090
Total equity	-	146,117,374	146,117,374
Total equity and liabilities	990,413,238	614,240,552	1,604,653,790

	R$ thousand
	On December 31, 2019
	Current	Non-current	Total
Assets
Total financial assets	793,613,145	463,840,289	1,257,453,434
Non-current assets held for sale	1,357,026	-	1,357,026
Investments in associated companies	-	7,635,612	7,635,612
Premises and equipment, net	-	14,659,222	14,659,222
Intangible assets and goodwill, net	-	14,724,647	14,724,647
Taxes to be offset	11,569,545	4,116,256	15,685,801
Deferred income tax assets	-	59,570,055	59,570,055
Other assets	7,042,105	399,783	7,441,888
Total non-financial assets	19,968,676	101,105,575	121,074,251
Total assets	813,581,821	564,945,864	1,378,527,685

Liabilities
Total financial liabilities	823,582,682	356,462,167	1,180,044,849
Other reserves	5,525,041	19,714,888	25,239,929
Current income tax liabilities	2,595,277	-	2,595,277
Deferred income tax assets	-	1,080,603	1,080,603
Other liabilities	31,246,562	2,776,891	34,023,453
Total non-financial liabilities	39,366,880	23,572,382	62,939,262
Total equity	-	135,543,574	135,543,574
Total equity and liabilities	862,949,562	515,578,123	1,378,527,685

The composition of the financial assets and liabilities measured at fair value

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	209,599,900	6,345,101	3	215,945,004
Corporate debt and marketable equity securities	12,413,353	3,956,920	319,431	16,689,704
Bank debt securities	1,717,037	8,951,480	-	10,668,517
Mutual funds	6,516,477	-	-	6,516,477
Foreign governments securities	626,079	-	-	626,079
Brazilian sovereign bonds	725,515	-	-	725,515
Financial assets at fair value through profit or loss	231,598,361	19,253,501	319,434	251,171,296
Derivative financial instruments (assets)	138,708	24,657,390	19,295	24,815,393
Derivative financial instruments (liabilities)	(67,427)	(18,383,783)	(246,472)	(18,697,682)
Derivatives	71,281	6,273,607	(227,177)	6,117,711
Brazilian government securities	143,467,979	-	30,463	143,498,442
Corporate debt securities	1,128,700	3,627,146	138,187	4,894,033
Bank debt securities	5,576,877	496,598	53,830	6,127,305
Brazilian sovereign bonds	9,572,373	-	-	9,572,373
Foreign governments securities	6,508,218	-	-	6,508,218
Mutual funds	2,950,583	-	-	2,950,583
Marketable equity securities and other stocks	11,153,243	1,104,155	33,623	12,291,021
Financial assets at fair value through other comprehensive income	180,357,973	5,227,899	256,103	185,841,975
Total	412,027,615	30,755,007	348,360	443,130,982

	R$ thousand
	On December 31, 2019
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	195,987,017	4,848,858	3	200,835,878
Corporate debt and marketable equity securities	7,911,149	4,772,477	707,392	13,391,018
Bank debt securities	1,466,695	13,517,702	-	14,984,397
Mutual funds	5,518,833	-	-	5,518,833
Foreign governments securities	471,153	-	-	471,153
Brazilian sovereign bonds	47,308	-	-	47,308
Financial assets at fair value through profit or loss	211,402,155	23,139,037	707,395	235,248,587
Derivative financial instruments (assets)	107,388	14,392,323	11,479	14,511,190
Derivative financial instruments (liabilities)	(52,334)	(14,152,623)	(39,126)	(14,244,083)
Derivatives	55,054	239,700	(27,647)	267,107
Brazilian government securities	161,031,769	-	35,132	161,066,901
Corporate debt securities	2,344,002	2,541,288	600,387	5,485,677
Bank debt securities	5,098,002	414,477	-	5,512,479
Brazilian sovereign bonds	1,746,932	-	-	1,746,932
Foreign governments securities	6,454,894	-	-	6,454,894
Mutual funds	2,231,810	-	-	2,231,810
Marketable equity securities and other stocks	7,192,221	2,638,655	120,441	9,951,317
Financial assets at fair value through other comprehensive income	186,099,630	5,594,420	755,960	192,450,010
Total	397,556,839	28,973,157	1,435,708	427,965,704

Reconciliation of all assets and liabilities measured at fair value

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years 2020 and 2019:

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Assets Derivatives	Liabilities Derivatives	Total

Balance on December 31, 2018	418,561	3,508,546	36,595	(23,901)	3,939,801
Included in profit or loss	(31,773)	(66,250)	-	-	(98,023)
Included in other comprehensive income	-	(226,873)	-	-	(226,873)
Acquisitions	132,408	318,623	-	(15,225)	435,806
Write-offs	(396,260)	(2,869,742)	(25,116)	-	(3,291,118)
Maturities	-	(21,680)	-	-	(21,680)
Transfer levels (1)	584,459	113,336	-	-	697,795
Balance on December 31, 2019	707,395	755,960	11,479	(39,126)	1,435,708
Included in profit or loss	10,571	(322,991)	-	-	(312,420)
Included in other comprehensive income	-	47,606	-	-	47,606
Acquisitions	54,015	90,000	7,816	(207,346)	(55,515)
Write-offs	(106,643)	(172,135)	-	-	(278,778)
Maturities	(8,902)	(1,502)	-	-	(10,404)
Transfer with categories	(27,152)	27,152	-	-	-
Transfer levels (1)	(309,850)	(167,987)	-	-	(477,837)
Balance on December 31, 2020	319,434	256,103	19,295	(246,472)	348,360

(1) These papers were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the papers are transferred from level 3 to level 2.

The gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities during the years 2020, 2019 and 2018:

	R$ thousand
	Year ended December 31, 2020
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	9,230	92,123	101,353
Net trading gains/(losses) realized and unrealized	1,341	(367,508)	(366,167)
Total	10,571	(275,385)	(264,814)

	R$ thousand
	Year ended December 31, 2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	54,132	18,114	72,246
Net trading gains/(losses) realized and unrealized	(85,905)	(311,237)	(397,142)
Total	(31,773)	(293,123)	(324,896)

	R$ thousand
	Year ended December 31, 2018
	Financial assets held for trading	Financial assets available for sale	Total

Interest and similar income	8,415	79,579	87,994
Net trading gains/(losses) realized and unrealized	15,727	(454,243)	(438,516)
Total	24,142	(374,664)	(350,522)

Sensitivity analysis for financial assets classified as Level 3

Sensitivity analysis for financial assets classified as Level 3

	R$ thousand
	On December 31, 2020
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(25)	(3,672)	(6,971)	(4)	(504)	(992)
Price indexes	(4)	(83)	(165)	-	-	-
Equities	(582)	(14,548)	(29,097)	(185)	(4,623)	(9,246)

	R$ thousand
	On December 31, 2019
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(44)	(6,489)	(12,504)	(12)	(1,798)	(3,436)
Price indexes	(10)	(383)	(761)	-	-	-
Equities	(2,019)	(50,472)	(100,944)	(978)	(24,456)	(48,913)

(1) Values net of taxes.

Carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2020
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and receivables
· Banks	-	191,473,570	-	191,473,570	191,424,731
· Customers	-	-	478,250,100	478,250,100	473,637,358
Securities at amortized cost	105,223,797	69,644,416	9,138,672	184,006,885	179,623,894

Financial liabilities
Deposits from banks	-	-	267,240,795	267,240,795	267,280,167
Deposits from customers	-	-	545,341,621	545,341,621	545,292,743
Securities issued	-	-	143,988,723	143,988,723	144,903,825
Subordinated debt	-	-	54,192,090	54,192,090	53,246,232

	R$ thousand
	On December 31, 2019
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and receivables
· Banks	-	59,091,251	-	59,091,251	59,083,791
· Customers	-	-	428,641,947	428,641,947	423,523,411
Securities at amortized cost	102,851,594	64,025,403	11,638,647	178,515,644	166,918,360

Financial liabilities
Deposits from banks	-	-	227,880,098	227,880,098	227,819,611
Deposits from customers	-	-	366,023,072	366,023,072	366,227,540
Securities issued	-	-	169,488,130	169,488,130	170,727,564
Subordinated debt	-	-	50,108,020	50,108,020	49,313,508

(1) Amounts of loans and receivables are presented net of the provision for impairment losses.

Concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions

The Organization operates throughout the national territory, so that potential exposures to the concentration of risks are monitored by management reports where the results of the contracts sold within the scope of the business of the main product groups are observed. The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions:

Product group	R$ thousand
	On December 31
	2020	2019
Non-Life	5,421,704	5,716,063
Pension plans	26,118,492	29,518,767
Life insurance	8,275,557	8,588,733
Health	28,655,479	27,393,376

The sensibility test for Life Insurance with Survival

The sensitivity test for life insurance and pension plans was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below.

	R$ thousand
	On December 31, 2020
	Interest rate	Longevity (improvement)	Conversion to income
Percentage adjustment to each assumption:	Variation of -5%	0.2%	+ 5 p.p.

Total	(166,933)	(83,624)	(41,036)

For damages, life and health insurance, except individual life

For non-life, life and health insurance, the table below shows the result of the premium issued (net of reinsurance, cancellations and social security contributions), if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

Product group	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31
	2020	2019	2020	2019
Non-Life	(33,524)	(34,211)	(33,253)	(33,922)
Life	(27,073)	(31,701)	(26,967)	(31,549)
Health	(139,863)	(128,555)	(139,863)	(128,555)